ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements

Statements of Assets and Liabilities
June 30, 1997 (unaudited)

                                                                                                                  Mutual
                                                              Capital Growth and    High      Income     Money   Discovery
                                                              Growth    Income     Income   Securities  Market  Securities
                                                               Fund      Fund       Fund       Fund      Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Capital Growth Fund, 387 shares, cost $4,542                $4,828          -         -          -         -        -
  Growth and Income Fund, 102,722 shares, cost $1,540,471          -  1,909,604         -          -         -        -
  High Income Fund, 137,538 shares, cost $1,723,861                -          - 1,869,139          -         -        -
  Income Securities Fund, 59,796 shares, cost $950,905             -          -         -  1,000,392         -        -
  Money Market Fund, 902,138 shares, cost $902,138                 -          -         -          -   902,138        -
  Mutual Discovery Securities Fund, 12,562 shares,
   cost $134,516                                                   -          -         -          -         -  142,205
---------------------------------------------------------------------------------------------------------------------------
     Total assets                                              4,828  1,909,604 1,869,139  1,000,392   902,138  142,205
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                       16     12,086     6,842      8,815     5,670      222
 Accrued administrative charges                                    4      3,021     1,711      2,203     1,417       55
---------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                            20     15,107     8,553     11,018     7,087      277
---------------------------------------------------------------------------------------------------------------------------
     Net assets                                               $4,808  1,894,497 1,860,586    989,374   895,051  141,928
===========================================================================================================================
Policy owners' equity (note 4)                                $4,808  1,894,497 1,860,586    989,374   895,051  141,928
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
June 30, 1997 (unaudited)

                                                         Mutual     Natural                                   Templeton
                                                         Shares    Resources   Real Estate  Rising    Small   Developing
                                                       Securities  Securities  Securities  Dividends   Cap      Markets
                                                          Fund       Fund        Fund       Fund      Fund    Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Mutual Shares Securities Fund, 18,873 shares,
   cost $199,154                                       $210,246         -         -         -           -           -
  Natural Resources Securities Fund, 9,541 shares,
   cost $131,183                                              -   122,890         -         -           -           -
  Real Estate Securities Fund, 20,867 shares,
   cost $391,037                                              -         -   476,195         -           -           -
  Rising Dividends Fund, 25,201 shares, cost $340,016         -         -         -   433,717           -           -
  Small Cap Fund, 13,621 shares, cost $176,404                -         -         -         -     188,655           -
  Templeton Developing Markets Equity Fund,
   73,686 shares, cost $821,800                               -         -         -         -           -     992,554
---------------------------------------------------------------------------------------------------------------------------
     Total assets                                       210,246   122,890   476,195   433,717     188,655     992,554
---------------------------------------------------------------------------------------------------------------------------

Liabilities:
 Accrued mortality and expense risk charges                 437       965     3,409     3,109         447       6,686
 Accrued administrative charges                             109       242       852       778         112       1,671
---------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                      546     1,207     4,261     3,887         559       8,357
---------------------------------------------------------------------------------------------------------------------------
     Net assets                                        $209,700   121,683   471,934   429,830     188,096     984,197
===========================================================================================================================
Policy owners' equity (note 4)                         $209,700   121,683   471,934   429,830     188,096     984,197
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
June 30, 1997 (unaudited)

                                                                                                     Templeton
                                                 Templeton    Templeton   Templeton      Templeton International Templeton
                                                Global Asset    Global  Global Income  International  Smaller     Pacific
                                                 Allocation     Growth    Securities      Equity     Companies    Growth
                                                    Fund         Fund        Fund          Fund        Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Global Asset Allocation Fund,
   32,144 shares, cost $365,175                 $431,694              -            -           -           -         -
  Templeton Global Growth Fund,
   71,917 shares, cost $894,554                        -      1,106,802            -           -           -         -
  Templeton Global Income Securities Fund,
   11,348 shares, cost $145,177                        -              -      144,115           -           -         -
  Templeton International Equity Fund,
   81,594 shares, cost $1,148,607                      -              -            -   1,340,582           -         -
  Templeton International Smaller Companies Fund,
   266 shares, cost $3,103                             -              -            -           -       3,159         -
  Templeton Pacific Growth Fund,
   31,496 shares, cost $437,238                        -              -            -           -           -   469,918
---------------------------------------------------------------------------------------------------------------------------
     Total assets                                431,694      1,106,802      144,115   1,340,582       3,159   469,918
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges        1,727          8,846        1,767      11,226           5     5,361
 Accrued administrative charges                      432          2,211          441       2,807           1     1,340
---------------------------------------------------------------------------------------------------------------------------
     Total liabilities                             2,159         11,057        2,208      14,033           6     6,701
---------------------------------------------------------------------------------------------------------------------------
     Net assets                                 $429,535      1,095,745      141,907   1,326,549       3,153   463,217
===========================================================================================================================
Policy owners' equity (note 4)                  $429,535      1,095,745      141,907   1,326,549       3,153   463,217
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
June 30, 1997 (unaudited)

                                                U.S. Government   Utility    Zero         Zero        Zero        Total
                                                  Securities      Equity    Coupon       Coupon      Coupon        All
                                                     Fund          Fund   Fund - 2000  Fund - 2005  Fund - 2010   Funds
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  U.S. Government Securities Fund,
   71,552 shares, cost $845,773                 $945,205                 -          -          -          -
  Utility Equity Fund, 78,456 shares,
   cost $1,080,629                                     -         1,351,008          -          -          -
  Zero Coupon Fund - 2000,
   24,669 shares, cost $277,316                        -                 -    356,965          -          -
  Zero Coupon Fund - 2005,
   21,109 shares, cost $244,994                        -                 -          -    330,142          -
  Zero Coupon Fund - 2010,
   23,314 shares, cost $344,197                        -                 -          -          -    363,228
---------------------------------------------------------------------------------------------------------------------------
     Total assets                                945,205         1,351,008    356,965    330,142    363,228     15,095,381
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges        4,876             7,475      1,531      1,605      1,509         94,632
 Accrued administrative charges                    1,219             1,868        383        401        378         23,656
---------------------------------------------------------------------------------------------------------------------------
     Total liabilities                             6,095             9,343      1,914      2,006      1,887        118,288
---------------------------------------------------------------------------------------------------------------------------
     Net assets                                 $939,110         1,341,665    355,051    328,136    361,341     14,977,093
==========================================================================================================================
Policy owners' equity (note 4)                  $939,110         1,341,665    355,051    328,136    361,341     14,977,093
==========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                                    Adjustable
                                               U.S. Government Fund     Capital Growth Fund     Growth and Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                                1997   1996    1995      1997  1996  1995        1997    1996     1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $ -   18,030  1,373        7      -     -       61,679  28,758   10,179
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges               -      740    139       15      2     -        6,282   9,969    5,842
 Administrative charges                           -      185     35        4      -     -        1,571   2,492    1,460
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                    -      925    174       19      2     -        7,853  12,461    7,302
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                     -   17,105  1,199      (12)    (2)    -       53,826  16,297    2,877
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds                                -        -      -        -      -     -       59,819 101,857   22,157
  Realized gains (losses)
   on sales of investments, net                   -  (10,027)    35        -      -     -       43,706  25,750   20,358
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       -  (10,027)    35        -      -     -      103,525 127,607   42,515
Net change in unrealized appreciation
 (depreciation)on investments                     -     (200)   240      426   (140)    -       54,834  37,916  184,273
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
 appreciation (depreciation)
  on investments, net                             -  (10,227)   275      426   (140)    -      158,359 165,523  226,788
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                $ -    6,878  1,474      414   (142)    -      212,185 181,820  229,665
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                                                                                      Investment Grade
                                              High Income Fund           Income Securities Fund    Intermediate Bond Fund
---------------------------------------------------------------------------------------------------------------------------
                                           1997     1996     1995         1997    1996    1995       1997  1996   1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares    $153,512  167,136   78,044       71,443  33,370  19,772         -  3,706  3,949
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges        5,669   12,310    7,709        3,209   4,656   2,265         -    366    529
 Administrative charges                    1,417    3,077    1,927          802   1,164     566         -     91    132
---------------------------------------------------------------------------------------------------------------------------
Total expenses                             7,086   15,387    9,636        4,011   5,820   2,831         -    457    661
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net            146,426  151,749   68,408       67,432  27,550  16,941         -  3,249  3,288
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds                         5,036    8,872        -       15,347   5,550   1,592         -      -      -
  Realized gains (losses) on sales
   of investments, net                    18,973   33,892    7,610        3,610   2,373     721         -  1,981  1,106
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
 investments, net                         24,009   42,764    7,610       18,957   7,923   2,313         -  1,981  1,106
Net change in unrealized appreciation
 (depreciation) on investments           (90,442)  26,432  122,964      (29,964) 37,183  47,314         - (3,575) 2,630
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and
 unrealized appreciation (depreciation)
 on investments, net                     (66,433)  69,196  130,574      (11,007) 45,106  49,627         - (1,594) 3,736
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                        $ 79,993  220,945  198,982       56,425  72,656  66,568         -  1,655  7,024
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                                                              Mutual Discovery          Mutual Shares
                                                    Money Market Fund          Securities Fund          Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                                  1997    1996    1995        1997   1996 1995       1997    1996  1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $16,679  32,922  33,164         40     -     -         72       -     -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges               2,074   4,291   4,898        200    22     -        406      31     -
 Administrative charges                             518   1,073   1,225         50     5     -        102       8     -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                    2,592   5,364   6,123        250    27     -        508      39     -
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                    14,087  27,558  27,041       (210)  (27)    -       (436)    (39)    -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
Realized capital gain distributions
 on mutual funds                                      -       -       -          -     -     -          -       -     -
Realized gains (losses) on sales
 of investments, net                                  -       -       -         20     -     -        486       2     -
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net           -       -       -         20     -     -        486       2     -
Net change in unrealized appreciation (depreciation)
 on investments                                       -       -       -      7,194   495     -      9,458   1,634     -
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net      -       -       -      7,214   495     -      9,944   1,636     -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                $14,087  27,558  27,041      7,004   468     -      9,508   1,597     -
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                   Natural Resources Securities       Real Estate Securities          Rising Dividends
                                              Fund                             Fund                        Fund
---------------------------------------------------------------------------------------------------------------------------
                                        1997     1996     1995         1997    1996   1995        1997    1996    1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in
  fund shares                        $ 1,844    2,102    3,600        12,965   7,943  3,875       5,990   3,981   1,695
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges      205    1,012    2,489         1,377   1,883    833       1,397   1,632     587
 Administrative charges                   51      253      622           344     471    208         349     408     147
---------------------------------------------------------------------------------------------------------------------------
Total expenses                           256    1,265    3,111         1,721   2,354  1,041       1,746   2,040     734
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net           1,588      837     489        11,244   5,589  2,834       4,244   1,941     961
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
Realized capital gain distributions
 on mutual funds                            -    1,927   2,665         6,191       -      -      10,229       -       -
Realized gains (losses) on sales of
 investments, net                      (1,564)  14,498  15,031        14,599   1,980  3,559       6,232   2,703     463
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
 investments, net                      (1,564)  16,425  17,696       20,790    1,980  3,559      16,461   2,703     463
Net change in unrealized appreciation
 (depreciation) on investments        (12,316)  (8,994)(10,144)      (4,633)  58,343 14,488      32,559  44,265  19,701
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net   (13,880)   7,431   7,552       16,157   60,323 18,047      49,020  46,968  20,164
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                     ($12,292)   8,268   8,041       27,401   65,912 20,881      53,264  48,909  21,125
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                                                    Templeton Developing Markets     Templeton Global
                                                 Small Cap Fund              Equity Fund           Asset Allocation Fund
---------------------------------------------------------------------------------------------------------------------------
                                              1997    1996   1995       1997    1996    1995         1997   1996   1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares          $ 384      -     -       10,159   2,914     562       7,863     228    4
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges             342    105     -        3,251   2,551   3,898       1,310   2,065   25
 Administrative charges                          85     26     -          813     638     975         327     516    6
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                  427    131     -        4,064   3,189   4,873       1,637   2,581   31
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                   (43)  (131)    -        6,095    (275) (4,311)      6,226  (2,353) (27)
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
Realized capital gain distributions
 on mutual funds                              4,546      -     -       16,114   5,391     132       2,268     456    -
Realized gains (losses) on sales of
 investments, net                               (89)   472     -        4,511   2,603    (585)        435  12,194   17
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments,
 net                                          4,457    472     -       20,625   7,994    (453)      2,703  12,650   17
Net change in unrealized appreciation
 (depreciation) on investments                8,627  3,624     -      112,780  56,503   4,422      25,156  41,378  (15)
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and
 unrealized appreciation (depreciation)
 on investments, net                         13,084  4,096     -      133,405  64,497   3,969      27,859  54,028    2
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                            $13,041  3,965     -      139,500  64,222    (342)     34,085  51,675  (25)
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                           Templeton Global             Templeton Global         Templeton International
                                              Growth Fund            Income Securities Fund            Equity Fund
---------------------------------------------------------------------------------------------------------------------------
                                         1997     1996    1995         1997    1996  1995        1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares  $ 15,984    8,202  1,137        10,037  7,568  2,871       33,230  19,177   6,289
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges      3,636    3,948  1,255           419    745    470        4,540   6,014   2,178
 Administrative charges                    909      987    314           105    186    118        1,135   1,504     545
---------------------------------------------------------------------------------------------------------------------------
Total expenses                           4,545    4,935  1,569           524    931    588        5,675   7,518   2,723
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net           11,439    3,267   (432)        9,513  6,637  2,283       27,555  11,659   3,566
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
Realized capital gain distributions
 on mutual funds                         5,328    8,202      -             -      -      -       50,952  23,468   7,792
Realized gains (losses) on sales of
  investments, net                       4,094    2,914    587           596    432    392        7,697   4,043     606
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
 investments, net                        9,422   11,116    587           596    432    392       58,649  27,511   8,398
Net change in unrealized appreciation
 (depreciation) on investments          97,766   91,158 23,468       (10,005) 2,837  6,634       60,777 114,314  19,054
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and
 unrealized appreciation (depreciation)
 on investments, net                   107,188  102,274 24,055        (9,409) 3,269  7,026      119,426 141,825  27,452
Net increase (decrease) in net assets
 from operations                      $118,627  105,541 23,623           104  9,906  9,309      146,981 153,484  31,018
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                       Templeton International
                                       Smaller Companies Fund  Templeton Pacific Growth Fund  U.S. Government Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                           1997  1996  1995       1997    1996   1995         1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares        $17     -     -       8,455 10,710   4,502       52,576   45,170   41,763
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges           2     3     -       1,477  2,726   1,485        2,922    4,926    3,974
 Administrative charges                       1     1     -         369    682     371          731    1,231      994
--------------------------------------------------------------------------------------------------------------------------
Total expenses                                3     4     -       1,846  3,408   1,856        3,653    6,157    4,968
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                14    (4)    -       6,609  7,302   2,646       48,923   39,013   36,795
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
Realized capital gain distributions
 on mutual funds                              -     -     -           -  6,208   1,872            -        -        -
Realized gains (losses) on sales of
 investments, net                             -   119     -       2,418  6,092   1,245        4,956   18,468    7,473
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net   -   119     -       2,418 12,300   3,117        4,956   18,468    7,473
Net change in unrealized appreciation
 (depreciation) on investments               56     -     -       3,854 12,362  13,125      (22,774) (37,068)  56,173
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
 appreciation (depreciation) on
 investments, net                            56   119     -       6,272 24,662  16,242      (17,818) (18,600)  63,646
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                            $70   115     -      12,881 31,964  18,888       31,105   20,413  100,441
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                           Utility Equity Fund       Zero Coupon Fund - 1995    Zero Coupon Fund - 2000
---------------------------------------------------------------------------------------------------------------------------
                                         1997     1996     1995        1997 1996   1995          1997     1996    1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares   $66,211   75,714   70,912         -     -  17,379        24,296  19,213   13,993
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges      4,369   11,220    8,983         -     -    (594)        1,075   2,212    2,179
 Administrative charges                  1,092    2,805    2,246         -     -    (149)          269     553      545
---------------------------------------------------------------------------------------------------------------------------
Total expenses                           5,461   14,025   11,229         -     -    (743)        1,344   2,765    2,724
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net           60,750   61,689   59,683         -     -  18,122        22,952  16,448   11,269
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
Realized capital gain distributions
 on mutual funds                        91,611        -        -         -     -      86           550     190        -
Realized gains (losses) on sales of
 investments, net                       41,018  118,555   23,410         -     -  37,619           695   2,734    1,164
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
 investments, net                      132,629  118,555   23,410         -     -  37,705         1,245   2,924    1,164
Net change in unrealized appreciation
 (depreciation) on investments        (104,515) (93,370) 259,686         -     - (37,457)      (17,258)(13,736)  44,013
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and
 unrealized appreciation (depreciation)
 on investments, net                    28,114   25,185  283,096         -     -     248       (16,013)(10,812)  45,177
Net increase (decrease) in net assets
 from operations                       $88,864   86,874  342,779         -     -  18,370         6,939   5,636   56,446
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                Zero Coupon Fund - 2005       Zero Coupon Fund - 2010             Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                                 1997     1996    1995         1997    1996    1995          1997      1996      1995
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in
 fund shares                   $25,018   19,668  12,928       22,065   8,167   3,109       600,526    514,679   331,100
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense
 risk charges                    1,159    2,270   2,227        1,082   1,411     916        46,418     77,110    52,287
 Administrative charges            290      568     557          271     353     229        11,605     19,277    13,073
---------------------------------------------------------------------------------------------------------------------------
Total expenses                   1,449    2,838   2,784        1,353   1,764   1,145        58,023     96,387    65,360
---------------------------------------------------------------------------------------------------------------------------
Investment income
 (loss), net                    23,569   16,830  10,144       20,712   6,403   1,964       542,503    418,292   265,740
Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
Realized capital gain distributions
 on mutual funds                    87        -       -          176   2,213       -       268,254    164,334    36,296
Realized gains (losses) on
 sales of investments, net      10,278    4,146   1,495          261   6,865     258       162,932    252,789   122,564
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on
 investments, net               10,365    4,146   1,495          437   9,078     258       431,186    417,123   158,860
Net change in unrealized
 appreciation (depreciation)
 on investments                (26,802) (21,955) 68,320      (15,945)  4,806  32,162        78,833    354,212   871,051
---------------------------------------------------------------------------------------------------------------------------
Total realized gains
 (losses) and unrealized
 appreciation (depreciation)
 on investments, net           (16,437) (17,809) 69,815      (15,508) 13,884  32,420       510,019    771,335 1,029,911
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets from operations    $ 7,132     (979) 79,959        5,204  20,287  34,384     1,052,522  1,189,627 1,295,651
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                        Adjustable
                                   U.S. Government Fund         Capital Growth Fund         Growth and Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                    1997   1996     1995        1997    1996  1995         1997       1996      1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net        $ -  17,105   1,199         (12)     (2)    -         53,826     16,297     2,877
Realized gains (losses) on
 investments, net                      - (10,027)     35           -       -     -        103,525    127,607    42,515
Net change in unrealized appreciation
 (depreciation) on investments         -    (200)    240         426    (140)    -         54,834     37,916   184,273
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets from operations            -   6,878   1,474         414    (142)    -        212,185    181,820   229,665
---------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 4):
Purchase payments                      -   6,969  12,633           -       -     -        195,581    347,781   233,408
Transfers between funds                - (34,766) 11,222           -   4,560     -         85,521    289,040   111,030
Surrenders and terminations            -  (1,178)      -           -       -     -       (180,767)   (28,415)  (54,886)
Policy loan transactions               -      74  (1,764)          -       -     -        (43,984)     8,174       842
Other transactions (note 2)            -  (2,842) (6,127)        (24)      -     -        (80,293)  (145,312)  (92,875)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 policy transactions                   - (31,743) 15,964         (24)  4,560     -        (23,942)   471,268   197,519
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets      - (24,865) 17,438         390   4,418     -        188,243    653,088   427,184
Net assets at beginning of period      -  24,865   7,427       4,418       -     -      1,706,254  1,053,166   625,982
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period          $ -       -  24,865       4,808   4,418     -      1,894,497  1,706,254 1,053,166
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                                                                                    Investment Grade
                                    High Income Fund                Income Securities Fund       Intermediate Bond Fund
---------------------------------------------------------------------------------------------------------------------------
                               1997      1996        1995          1997     1996      1995        1997   1996    1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income
 (loss), net                $ 146,426   151,749     68,408        67,432   27,550    16,941         -    3,249   3,288
Realized gains (losses)
 on investments, net           24,009    42,764      7,610        18,957    7,923     2,313         -    1,981   1,106
Net change in unrealized
 appreciation (depreciation)
 on investments               (90,442)   26,432    122,964       (29,964)  37,183    47,314         -   (3,575)  2,630
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 from operations               79,993   220,945    198,982        56,425   72,656    66,568         -    1,655   7,024
---------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 4):
Purchase payments              23,713    57,851     44,935       135,753  275,281   223,737         -   11,940  14,163
Transfers between funds         4,520   344,787     37,055          (720) 120,002   186,849         -  (72,421)  8,123
Surrenders and
 terminations                 (66,773)   (3,551)   (14,331)       (5,071) (20,210)  (14,487)        -     (751)(40,771)
Policy loan transactions      (31,958)    8,073      1,359       (17,617)  (4,239)  (19,420)        -        -       -
Other transactions (note 2)   (23,862)  (35,494)   (32,177)      (48,947) (98,005)  (89,585)        -   (5,413) (7,440)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from policy
 transactions                 (94,360)  371,666     36,841        63,398  272,829   287,094         -  (66,645)(25,925)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
 net assets                   (14,367)  592,611    235,823       119,823  345,485   353,662         -  (64,990)(18,901)
Net assets at beginning
 of period                  1,874,953 1,282,342  1,046,519       869,551  524,066   170,404         -   64,990  83,891
---------------------------------------------------------------------------------------------------------------------------
Net assets at end
 of period                 $1,860,586 1,874,953  1,282,342       989,374  869,551   524,066         -        -  64,990
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                                                          Mutual Discovery            Mutual Shares
                                        Money Market Fund                  Securities Fund            Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1997       1996       1995           1997     1996   1995        1997    1996   1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net    $ 14,087     27,558     27,041          (210)    (27)    -         (436)     (39)    -
Realized gains (losses) on
 investments, net                       -          -          -            20       -     -          486        2     -
Net change in unrealized
  appreciation (depreciation)
 on investments                         -          -          -         7,194     495     -        9,458    1,634     -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets from operations        14,087     27,558     27,041         7,004     468     -        9,508    1,597     -
---------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 4):
Purchase payments               1,119,293  2,288,562  1,140,571             -       -     -        6,628        -     -
Transfers between funds          (911,807)(2,221,762)  (843,539)       84,921  50,000     -      112,248   84,053     -
Surrenders and terminations       (18,394)   (27,431)   (48,126)            -       -     -            -        -     -
Policy loan transactions          (13,150)    (5,692)      (251)            -       -     -       (1,859)       -     -
Other transactions (note 2)       (24,727)   (13,338)  (124,409)         (465)      -     -       (2,431)     (44)    -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 policy transactions              151,215     20,339    124,246        84,456  50,000     -      114,586   84,009     -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
 net assets                       165,302     47,897    151,287        91,460  50,468     -      124,094   85,606     -
Net assets at
 beginning of period              729,749    681,852    530,565        50,468       -     -       85,606        -     -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period     $ 895,051    729,749    681,852       141,928  50,468     -      209,700   85,606     -
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                          Natural Resources Securities Fund   Real Estate Securities Fund        Rising Dividends Fund
---------------------------------------------------------------------------------------------------------------------------
                              1997      1996     1995          1997      1996     1995         1997      1996    1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income
 (loss), net                 $ 1,588      837      489        11,244    5,589     2,834        4,244     1,941     961
Realized gains (losses) on
 investments, net             (1,564)  16,425   17,696        20,790    1,980     3,559       16,461     2,703     463
Net change in unrealized
 appreciation  (depreciation)
 on investments              (12,316)  (8,994) (10,144)       (4,633)  58,343    14,488       32,559    44,265  19,701
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                  (12,292)   8,268    8,041        27,401   65,912    20,881       53,264    48,909  21,125
---------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 4):
Purchase payments              8,380   18,730   24,963        38,356   67,454    53,203       45,485    74,745  52,764
  Transfers between funds      1,135  (46,431)  23,956        90,534   86,682    38,779       52,735    86,767  38,476
Surrenders and
 terminations                    324   (7,791) (81,139)         (493)  (1,098)   (8,139)        (599)   (7,693)   (264)
Policy loan transactions         (65)    (524)     282       (13,419)  (1,340)     (145)      (3,382)   (1,876)      -
Other transactions (note 2)   (3,816)  (9,019) (12,614)      (19,961) (27,619)  (23,363)     (22,584)  (33,070)(19,499)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from policy
 transactions                  5,958  (45,035) (44,552)       95,017  124,079    60,335       71,655   118,873  71,477
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
 net assets                   (6,334) (36,767) (36,511)      122,418  189,991    81,216      124,919   167,782  92,602
Net assets at beginning
 of period                   128,017  164,784  201,295       349,516  159,525    78,309      304,911   137,129  44,527
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period $121,683  128,017  164,784       471,934  349,516   159,525      429,830   304,911 137,129
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                                               Templeton Developing Markets         Templeton Global
                                        Small Cap Fund                  Equity Fund               Asset Allocation Fund
---------------------------------------------------------------------------------------------------------------------------
                                      1997     1996   1995        1997     1996     1995          1997      1996   1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net          ($43)    (131)    -        6,095     (275)   (4,311)       6,226    (2,353) (27)
Realized gains (losses) on
 investments, net                     4,457      472     -       20,625    7,994      (453)       2,703    12,650   17
Net change in unrealized appreciation
 (depreciation) on investments        8,627    3,624     -      112,780   56,503     4,422       25,156    41,378  (15)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets from operations          13,041    3,965     -      139,500   64,222      (342)      34,085    51,675  (25)
---------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 4):
Purchase payments                    15,260      683     -      100,058  215,896   169,165           37       439    -
Transfers between funds             109,515   51,952     -      133,539  267,310    63,297       15,492   333,332  311
Surrenders and terminations            (965)      75     -       (5,202) (10,080)  (18,763)        (108)        -    -
Policy loan transactions                  -        -     -      (13,079)  (2,638)        -            -         -    -
Other transactions (note 2)          (5,191)    (239)    -      (39,765) (73,383)  (61,489)      (3,692)   (1,945) (66)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 policy transactions                118,619   52,471     -      175,551  397,105   152,210       11,729   331,826  245
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets   131,660   56,436     -      315,051  461,327   151,868       45,814   383,501  220
Net assets at beginning of period    56,436        -     -      669,146  207,819    55,951      383,721       220    -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period        $188,096   56,436     -      984,197  669,146   207,819      429,535   383,721  220
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                Templeton Global               Templeton Global               Templeton International
                                   Growth Fund              Income Securities Fund                  Equity Fund
---------------------------------------------------------------------------------------------------------------------------
                            1997      1996      1995         1997     1996     1995         1997       1996      1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income
 (loss), net              $ 11,439     3,267     (432)       9,513    6,637    2,283        27,555     11,659    3,566
Realized gains (losses)
 on investments, net         9,422    11,116      587          596      432      392        58,649     27,511    8,398
Net change in unrealized
 appreciation (depreciation)
 on investments             97,766    91,158   23,468      (10,005)   2,837    6,634        60,777    114,314   19,054
---------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in
 net assets from
 operations                118,627   105,541   23,623          104    9,906    9,309       146,981    153,484   31,018
---------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 4):
Purchase payments          158,441   335,873  237,156       21,092   39,862   42,908       185,610    371,300  297,409
Transfers between
 funds                     124,328   119,840  114,188        2,450    9,506   18,457        90,602    100,214  206,753
Surrenders and
 terminations               (8,407)  (12,771)  (6,710)        (678)  (2,101)  (6,040)      (14,251)   (30,572)  (9,230)
Policy loan transactions    (8,239)   (8,767)  (3,177)      (1,806)    (425)    (638)      (24,789)   (10,040)  (1,799)
Other transactions
 (note 2)                  (63,897) (113,183) (83,481)      (8,771) (16,260) (17,786)      (67,613)  (129,653)(110,168)
---------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in
 net assets resulting
 from policy
 transactions              202,226   320,992  257,976       12,287   30,582   36,901       169,559    301,249  382,965
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
 net assets                320,853   426,533  281,599       12,391   40,488   46,210       316,540    454,733  413,983
Net assets at beginning
 of period                 774,892   348,359   66,760      129,516   89,028   42,818     1,010,009    555,276  141,293
---------------------------------------------------------------------------------------------------------------------------
Net assets at end
 of period              $1,095,745   774,892  348,359      141,907  129,516   89,028     1,326,549  1,010,009  555,276
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                  Templeton International
                                  Smaller Companies Fund    Templeton Pacific Growth Fund  U.S. Government Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                     1997   1996   1995        1997     1996     1995          1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net         $ 14    (4)    -         6,609    7,302    2,646        48,923   39,013   36,795
Realized gains (losses) on
 investments, net                        -   119     -         2,418   12,300    3,117         4,956   18,468    7,473
Net change in unrealized appreciation
 (depreciation) on investments          56     -     -         3,854   12,362   13,125       (22,774) (37,068)  56,173
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets from operations             70   115     -        12,881   31,964   18,888        31,105   20,413  100,441
---------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 4):
Purchase payments                        -     -     -        72,994  181,194  141,914        20,908   26,467   25,128
Transfers between funds              3,083  (115)    -        (8,204)  14,234   74,887           900  261,674   24,109
Surrenders and terminations              -     -     -        (3,135) (20,255) (10,270)      (18,365)  (7,837) (18,462)
Policy loan transactions                 -     -     -        (9,047)  (2,894) (27,456)       (8,526)    (424)  (2,060)
Other transactions (note 2)              -     -     -       (30,865) (73,664) (64,733)      (15,054) (19,100) (16,258)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 policy transactions                 3,083  (115)    -        21,743   98,615  114,342       (20,137) 260,780   12,457
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets    3,153     -     -        34,624  130,579  133,230        10,968  281,193  112,898
Net assets at beginning of period        -     -     -       428,593  298,014  164,784       928,142  646,949  534,051
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period         $3,153     -     -       463,217  428,593  298,014       939,110  928,142  646,949
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                                      Utility Equity Fund          Zero Coupon Fund - 1995     Zero Coupon Fund - 2000
---------------------------------------------------------------------------------------------------------------------------
                                  1997       1996       1995        1997  1996   1995          1997     1996     1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net   $ 60,750    61,689     59,683          -    -    18,122       22,952   16,448   11,269
Realized gains (losses) on
 investments, net                132,629    118,555    23,410          -    -    37,705        1,245    2,924    1,164
Net change in unrealized
 appreciation (depreciation)
 on investments                 (104,515)   (93,370)  259,686          -    -   (37,457)     (17,258) (13,736)  44,013
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                       88,864     86,874   342,779          -    -    18,370        6,939    5,636   56,446
---------------------------------------------------------------------------------------------------------------------------
 Policy transactions (note 4):
Purchase payments                 59,400    127,511   116,016          -    -         -            -        -        -
Transfers between funds          (69,136)  (163,650)  124,589          -    -  (270,886)           -        -   10,631
Surrenders and terminations       (2,276)   (80,389)  (35,449)         -    -         -            -        -        -
Policy loan transactions         (55,990)   (97,734)  (13,309)         -    -         -          (73)     (64)     (64)
Other transactions (note 2)      (32,135)   (65,596)  (62,877)         -    -    (2,815)      (2,538)  (4,271)  (3,831)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from policy transactions       (100,137)  (279,858)  128,970          -    -  (273,701)      (2,611)  (4,335)   6,736
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
 net assets                      (11,273)  (192,984)  471,749          -    -  (255,331)       4,328    1,301   63,182
Net assets at beginning
 of period                     1,352,938  1,545,922 1,074,173          -    -   255,331      350,723  349,422  286,240
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period   $1,341,665  1,352,938 1,545,922          -    -         -      355,051  350,723  349,422
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995

                            Zero Coupon Fund - 2005        Zero Coupon Fund - 2010               Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                            1997     1996     1995         1997     1996    1995           1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income
 (loss), net             $ 23,569   16,830   10,144       20,712   6,403    1,964         542,503    418,292   265,740
Realized gains (losses) on
 investments, net          10,365    4,146    1,495          437   9,078      258         431,186    417,123   158,860
Net change in unrealized
 appreciation (depreciation)
 on investments           (26,802) (21,955)  68,320      (15,945)  4,806   32,162          78,833    354,212   871,051
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets
 from operations            7,132     (979)  79,959        5,204  20,287   34,384       1,052,522  1,189,627 1,295,651
---------------------------------------------------------------------------------------------------------------------------
Policy transactions (note 4):
Purchase payments               -        -        -            -       -        -       2,206,989  4,448,538 2,830,073
Transfers between funds   (61,210)  57,145        -        3,651 223,644        -        (135,903)   (34,403)  (21,713)
Surrenders and
 terminations                   -   (3,894)       -            -       -        -        (325,160)  (265,942) (367,067)
Policy loan transactions        -        -     (687)        (183)   (176)    (169)       (247,166)  (120,512)  (68,456)
Other transactions
 (note 2)                  (3,109)  (4,109)  (3,625)      (3,385) (3,437)  (1,657)       (503,125)  (874,996) (836,875)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from policy
 transactions             (64,319)  49,142   (4,312)          83 220,031   (1,826)        995,635  3,152,685 1,535,962
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
 net assets               (57,187)  48,163   75,647        5,287 240,318   32,558       2,048,157  4,342,312 2,831,613
Net assets at beginning
 of period                385,323  337,160  261,513      356,054 115,736   83,178      12,928,936  8,586,624 5,755,011
---------------------------------------------------------------------------------------------------------------------------
Net assets at end
 of period               $328,136  385,323  337,160      361,341 356,054  115,736      14,977,093 12,928,936 8,586,624
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements
June 30, 1997 (unaudited)

1.  ORGANIZATION

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates, in accordance with the selection made by the policy owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method.

Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to variable universal life policy owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3.5%.

The Templeton Global Asset Allocation Fund and Small Cap Fund were added as available investment options on May 1, 1995 and November 1, 1995, respectively. The Small Cap Fund had no investment activity during 1995. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995. The Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on May 1, 1996. The Mutual Discovery Securities Fund and Mutual Shares Securities Fund were added as available investment options on November 8, 1996.

The Investment Grade Intermediate Bond Fund and Adjustable U.S. Government Fund were closed on October 25, 1996 when shares of the U.S. Government Securities Fund were substituted for all shares of both funds.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

Investments (cont.)

On May 1, 1995, the Equity Growth Fund name was changed to Growth and Income Fund. The Global Income Fund name was changed to Templeton Global Income Securities Fund on May 1, 1996. The Precious Metals Fund name was changed to Natural Resources Securities Fund on May 1, 1997.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .60% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.

Contract Based Expenses

A cost of insurance charge is deducted against each policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). Total cost of insurance charges paid by the policy owners for the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995 were $404,517, $715,700, and $581,193, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, from each single premium variable life policy for the first ten policy years by liquidating units. The amount of the charge is 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total deferred issue charges paid by the policy owners for the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995 were $33,349, $28,152, and $28,613, respectively.

A policy charge is deducted on each monthly anniversary date from each variable universal life policy by liquidating units. The amount of the charge is equal to 2.5% of each premium payment for premium taxes plus $20 per month for the first policy year and $9 per month guaranteed thereafter. Currently, Allianz Life has agreed to voluntarily limit the charge to $5 per month after the first policy year. Total policy charges paid by the policy owner for the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995 were $106,832, $204,321, and $292,695, respectively.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. No transfer charges were paid by the policy owners during the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995, respectively. Net transfers to the Fixed Account during the period ended June 30, 1997 (unaudited) and the years ended December 31, 1996 and 1995 were $135,903, $34,403, and $21,713, respectively.

The cost of insurance, deferred issue, policy and transfer charges paid are reflected in the Statements of Changes in Net Assets as other transactions.

3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

3. FEDERAL INCOME TAXES (cont.)

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

4. POLICY TRANSACTIONS - UNIT ACTIVITY

Transactions in units for each fund for the period ended June 30, 1997 (unaudited) and for the years ended December 31, 1996 and 1995, were as follows:

                                    Adjustable          Growth                    Investment            Mutual     Mutual
                                        U.S    Capital    and    High    Income      Grade      Money  Discovery   Shares
                                    Government Growth   Income  Income Securities Intermediate Market Securities Securities
                                       Fund     Fund     Fund    Fund     Fund     Bond Fund    Fund     Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1994                        654       -  29,795  63,380    10,514      6,002    37,381        -         -
Policy transactions:
 Purchase payments                      1,060       -   9,561   2,463    12,397        963    77,441        -         -
 Transfers between funds                  966       -   4,664   1,925    10,593        562   (57,166)       -         -
 Surrenders and terminations                -       -  (2,237)   (772)     (783)    (2,761)   (3,275)       -         -
 Policy loan transactions                (151)      -      38      75    (1,137)         -       (17)       -         -
 Other transactions                      (516)      -  (3,800) (1,738)   (4,970)      (507)   (8,596)       -         -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions     1,359       -   8,226   1,953    16,100     (1,743)    8,387        -         -
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1995                      2,013       -  38,021  65,333    26,614      4,259    45,768        -         -
===========================================================================================================================
Policy transactions:
 Purchase payments                        553       -  12,119   2,801    13,495        778   147,764        -         -
 Transfers between funds               (2,257)    391   9,962  17,863     5,904     (4,635) (143,612)   4,953     8,284
 Surrenders and terminations              (94)      -  (1,005)   (177)   (1,004)       (49)   (1,836)       -         -
 Policy loan transactions                   6       -     311     405      (212)         -      (376)       -         -
 Other transactions                      (221)      -  (5,057) (1,722)   (4,812)      (353)     (778)       -        (4)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions    (2,013)    391  16,330  19,170    13,371     (4,259)    1,162    4,953     8,280
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1996      -     391  54,351  84,503    39,985          -    46,930    4,953     8,280
===========================================================================================================================
Policy transactions (unaudited):
 Purchase payments                          -       -   5,901   1,024     6,106          -    62,452        -       618
 Transfers between funds                    -       -   2,589     193       (42)         -   (49,447)   7,683    10,412
 Surrenders and terminations                -       -  (5,491) (2,976)     (230)         -    (1,178)       -         -
 Policy loan transactions                   -       -  (1,342) (1,405)     (796)         -      (838)       -      (176)
 Other transactions                         -      (2) (2,418) (1,053)   (2,200)         -    (1,572)     (44)     (230)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions         -      (2)   (761) (4,217)    2,838          -     9,417    7,639    10,624
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at June 30, 1997
 (unaudited)                                -     389  53,590  80,286    42,823          -    56,347   12,592    18,904
===========================================================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

4. POLICY TRANSACTIONS - UNIT ACTIVITY (cont.)

                               Natural                             Templeton   Templeton  Templeton  Templeton     Templeton
                              Resources Real Estate Rising   Small Developing Global Asset Global  Global Income International
                             Securities Securities Dividends  Cap    Markets   Allocation  Growth   Securities     Equity
                                Fund       Fund      Fund    Fund  Equity Fund   Fund      Fund       Fund          Fund
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1994              13,441     4,368    4,474      -      6,099          -    6,748       3,175      11,403
Policy transactions:
 Purchase payments               1,662     2,884    4,625      -     18,183          -   22,517       2,992      22,647
 Transfers between funds         1,698     2,056    3,323      -      6,624         27   11,063       1,333      15,984
 Surrenders and terminations    (5,150)     (427)     (23)     -     (2,067)         -     (627)       (416)       (691)
 Policy loan transactions           20        (7)       -      -       (211)         -     (307)        (44)       (130)
 Other transactions               (840)   (1,246)  (1,699)     -     (6,418)        (6)  (7,923)     (1,239)     (8,383)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in units resulting from
 policy transactions            (2,610)    3,260    6,226      -     16,111         21   24,723       2,626      29,427
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1995              10,831     7,628   10,700      -     22,210         21   31,471       5,801      40,830
===========================================================================================================================
Policy transactions:
 Purchase payments               1,115     2,975    5,400     54     20,769         39   28,048       2,551      24,859
 Transfers between funds        (2,791)    3,397    6,298  4,297     24,526     30,441    9,880         609       6,586
 Surrenders and terminations      (438)      (51)    (581)     6       (952)         -   (1,089)       (138)     (2,070)
 Policy loan transactions          (29)      (62)    (134)     -       (251)         -     (718)        (26)       (665)
 Other transactions               (536)   (1,209)  (2,379)   (19)    (7,042)      (169)  (9,435)     (1,041)     (8,691)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in units resulting from
 policy transactions            (2,679)    5,050    8,604  4,338     37,050     30,311   26,686       1,955      20,019
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1996               8,152    12,678   19,304  4,338     59,260     30,332   58,157       7,756      60,849
===========================================================================================================================
Policy transactions (unaudited):
 Purchase payments                 560     1,379    2,705  1,168      8,017          3   11,336       1,279      10,692
 Transfers between funds            49     3,115    3,066  8,397     10,622      1,128    8,768         148       5,075
 Surrenders and terminations        20       (18)     (36)   (74)      (428)        (9)    (602)        (41)       (834)
 Policy loan transactions          (23)     (471)    (213)     -     (1,060)         -     (596)       (109)     (1,421)
 Other transactions               (254)     (713)  (1,346)  (401)    (3,197)      (289)  (4,575)       (532)     (3,894)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in units resulting from
 policy transactions               352     3,292    4,176  9,090     13,954        833   14,331         745       9,618
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 June 30, 1997 (unaudited)       8,504    15,970   23,480 13,428     73,214     31,165   72,488       8,501      70,467
===========================================================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

4. POLICY TRANSACTIONS - UNIT ACTIVITY (cont.)

                                      Templeton
                                    International Templeton    U.S.              Zero    Zero    Zero    Zero
                                       Smaller     Pacific  Government Utility  Coupon  Coupon  Coupon  Coupon   Total
                                      Companies    Growth   Securities Equity   Fund -  Fund -  Fund -  Fund -    All
                                        Fund        Fund       Fund     Fund     1995    2000    2005    2010    Funds
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1994                             -   12,635     31,714   59,969  14,325  14,594  12,559    3,804  347,034
Policy transactions:
 Purchase payments                             -   10,718      1,355    5,744       -       -       -        -  197,212
 Transfers between funds                       -    5,757      1,281    6,185 (14,174)    458       -        -    3,159
 Surrenders and terminations                   -     (779)      (965)  (1,893)      -       -       -        -  (22,866)
 Policy loan transactions                      -   (2,141)      (111)    (695)      -      (3)    (30)      (6)  (4,857)
 Other transactions                            -   (4,868)      (872)  (3,112)   (151)   (175)   (147)     (63) (57,269)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions            -    8,687        688    6,229 (14,325)    280    (177)     (69) 115,379
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1995         -   21,322     32,402   66,198       -  14,874  12,382    3,735  462,413
===========================================================================================================================
Policy transactions:
 Purchase payments                             -   12,100      1,329    5,397       -       -       -        -  282,146
 Transfers between funds                       -      802     12,856   (6,933)      -       1   2,260    8,290   (2,628)
 Surrenders and terminations                   -   (1,318)      (400)  (3,354)      -       -    (149)       -  (14,699)
 Policy loan transactions                      -     (189)       (22)  (4,007)      -      (3)      -       (7)  (5,979)
 Other transactions                            -   (4,907)      (961)  (2,782)      -    (185)   (162)    (122) (52,587)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions            -    6,488     12,802  (11,679)      -    (187)  1,949    8,161  206,253
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1996         -   27,810     45,204   54,519       -  14,687  14,331   11,896  668,666
===========================================================================================================================
Policy transactions (unaudited):
 Purchase payments                             -    4,826      1,008    2,367       -       -       -        -  121,441
 Transfers between funds                     266     (525)        47   (2,720)      -       -  (2,226)     119    6,717
 Surrenders and terminations                   -     (207)      (864)     (90)      -       -       -        -  (13,058)
 Policy loan transactions                      -     (575)      (415)  (2,262)      -      (3)      -       (6) (11,711)
 Other transactions                            -   (2,034)      (724)  (1,274)      -    (105)   (115)    (113) (27,085)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units
 resulting from policy transactions          266    1,485       (948)  (3,979)      -    (108) (2,341)       -   76,304
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at
 June 30, 1997 (unaudited)                   266   29,295     44,256   50,540       -  14,579  11,990   11,896  744,970
===========================================================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

5. UNIT VALUES
A summary of unit values and units outstanding for variable life contracts and the expense ratios, including expenses of the underlying funds, for the six-month period ended June 30, 1997 (unaudited) and each of the five years in the period ended December 31, 1996 follows.

                                                                                                               Ratio of
                                                                                                               Expenses
                                                                Units                                         to Average
                                                             Outstanding     Unit Value      Net Assets       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
ADJUSTABLE U.S. GOVERNMENT FUND
December 31,
 19961                                                          18,047        $12.873        $ 232,322              1.34+%
 1995                                                            2,013         12.352           24,865              1.34
 1994                                                              654         11.374            7,427              1.32
 1993                                                              403         11.481            4,622              1.33
 1992                                                              410         11.170            4,577              1.35

CAPITAL GROWTH FUND
June 30, 1997 (unaudited)                                          389         12.370            4,808              1.51
December 31,
 19962                                                             391         11.303            4,418              1.52+

GROWTH AND INCOME FUND
June 30, 1997 (unaudited)                                       53,590         35.352        1,894,497              1.23
December 31,
 1996                                                           54,351         31.393        1,706,254              1.25
 1995                                                           38,021         27.700        1,053,166              1.27
 1994                                                           29,795         21.010          625,982              1.29
 1993                                                           29,140         21.604          629,549              1.33
 1992                                                           36,756         19.733          725,302              1.37

HIGH INCOME FUND
June 30, 1997 (unaudited)                                       80,286         23.175        1,860,586              1.27
December 31,
 1996                                                           84,503         22.188        1,874,953              1.29
 1995                                                           65,333         19.628        1,282,342              1.31
 1994                                                           63,380         16.512        1,046,519              1.35
 1993                                                           65,065         17.020        1,107,418              1.39
 1992                                                           65,825         14.815          975,210              1.43

INCOME SECURITIES FUND
June 30, 1997 (unaudited)                                       42,823         23.104          989,374              1.25
December 31,
 1996                                                           39,985         21.747          869,551              1.25
 1995                                                           26,614         19.691          524,066              1.26
 1994                                                           10,514         16.208          170,404              1.29
 1993                                                            2,104         17.423           36,655              1.31
 1992                                                            1,598         14.799           23,648              1.42

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

5. UNIT VALUES (cont.)

                                                                                                               Ratio of
                                                                                                               Expenses
                                                                Units                                         to Average
                                                             Outstanding     Unit Value      Net Assets       Net Assets*
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT GRADE INTERMEDIATE BOND FUND
December 31,
 19961                                                           4,699        $15.617         $ 73,376              1.35+%
 1995                                                            4,259         15.260           64,990              1.36
 1994                                                            6,002         13.978           83,891              1.38
 1993                                                              582         14.017            8,158              1.41
 1992                                                              588         13.009            7,652              1.43

MONEY MARKET FUND
June 30, 1997 (unaudited)                                       56,347         15.885          895,051              1.19
December 31,
 1996                                                           46,930         15.550          729,749              1.18
 1995                                                           45,768         14.898          681,852              1.15
 1994                                                           37,381         14.194          530,565              1.21
 1993                                                           22,430         13.773          308,920              1.41
 1992                                                           26,464         13.532          358,105              1.44

MUTUAL DISCOVERY SECURITIES FUND
June 30, 1997 (unaudited)                                       12,592         11.271          141,928              1.87
December 31,
 19963                                                           4,953         10.190           50,468              2.12+

MUTUAL SHARES SECURITIES FUND
June 30, 1997 (unaudited)                                       18,904         11.092          209,700              1.58
December 31,
 19963                                                           8,280         10.339           85,606              1.75+

NATURAL RESOURCES SECURITIES FUND
June 30, 1997 (unaudited)                                        8,504         14.310          121,683              1.41
December 31,
 1996                                                            8,152         15.704          128,017              1.40
 1995                                                           10,831         15.214          164,784              1.41
 1994                                                           13,441         14.977          201,295              1.43
 1993                                                            7,933         15.396          122,135              1.43
 1992                                                           16,401          9.967          163,472              1.44

REAL ESTATE SECURITIES FUND
June 30, 1997 (unaudited)                                       15,970         29.550          471,934              1.28
December 31,
 1996                                                           12,678         27.568          349,516              1.32
 1995                                                            7,628         20.913          159,525              1.34
 1994                                                            4,368         17.928           78,309              1.37
 1993                                                            3,265         17.556           57,318              1.42
 1992                                                            3,450         14.862           51,275              1.44

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

5. UNIT VALUES (cont.)

                                                                                                               Ratio of
                                                                                                               Expenses
                                                                Units                                         to Average
                                                             Outstanding     Unit Value      Net Assets       Net Assets*
---------------------------------------------------------------------------------------------------------------------------

RISING DIVIDENDS FUND
June 30, 1997 (unaudited)                                       23,480        $18.307        $ 429,830           1.49%
December 31,
 1996                                                           19,304         15.795          304,911           1.51
 1995                                                           10,700         12.816          137,129           1.53
 1994                                                            4,474          9.952           44,527           1.55
 1993                                                            3,576         10.453           37,377           1.54
 19924                                                           1,899         10.909           20,717           1.42+

SMALL CAP FUND
June 30, 1997 (unaudited)                                       13,428         14.008          188,096           1.52
December 31,
 1996                                                            4,338         13.011           56,436           1.52
 19955                                                               -         10.157                -           1.65+

TEMPLETON DEVELOPING MARKETS EQUITY FUND
June 30, 1997 (unaudited)                                       73,214         13.443          984,197           2.17
December 31,
 1996                                                           59,260         11.292          669,146           2.24
 1995                                                           22,210          9.357          207,819           2.16
 19946                                                           6,099          9.173           55,951           2.28+

TEMPLETON GLOBAL ASSET ALLOCATION FUND
June 30, 1997 (unaudited)                                       31,165         13.783          429,535           1.62
December 31,
 1996                                                           30,332         12.651          383,721           1.61
 19957                                                              21         10.637              220           1.65+

TEMPLETON GLOBAL GROWTH FUND
June 30, 1997 (unaudited)                                       72,488         15.116        1,095,745           1.64
December 31,
 1996                                                           58,157         13.324          774,892           1.68
 1995                                                           31,471         11.069          348,359           1.72
 19946                                                           6,748          9.894           66,760           1.89+

TEMPLETON GLOBAL INCOME SECURITIES FUND
June 30, 1997 (unaudited)                                        8,501         16.695          141,907           1.36
December 31,
 1996                                                            7,756         16.700          129,516           1.36
 1995                                                            5,801         15.347           89,028           1.39
 1994                                                            3,175         13.483           42,818           1.46
 1993                                                            1,537         14.297           21,976           1.48
 1992                                                            1,562         12.346           19,280           1.42

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

5. UNIT VALUES (cont.)

                                                                                                               Ratio of
                                                                                                               Expenses
                                                                Units                                         to Average
                                                             Outstanding     Unit Value      Net Assets       Net Assets*
---------------------------------------------------------------------------------------------------------------------------

TEMPLETON INTERNATIONAL EQUITY FUND
June 30, 1997 (unaudited)                                       70,467        $18.825       $1,326,549           1.64%
December 31,
 1996                                                           60,849         16.598        1,010,009           1.64
 1995                                                           40,830         13.600          555,276           1.67
 1994                                                           11,403         12.390          141,293           1.74
 1993                                                            1,368         12.375           16,931           1.87
 19924                                                               -          9.697                -           2.52+

TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
June 30, 1997 (unaudited)                                          266         11.832            3,153           1.83
December 31,
 19962                                                               -         11.194                -           1.53+

TEMPLETON PACIFIC GROWTH FUND
June 30, 1997 (unaudited)                                       29,295         15.812          463,217           1.75
December 31,
 1996                                                           27,810         15.412          428,593           1.74
 1995                                                           21,322         13.977          298,014           1.76
 1994                                                           12,635         13.042          164,784           1.82
 1993                                                            9,924         14.407          142,972           1.89
 19924                                                             586          9.816            5,750           2.06+

U.S. GOVERNMENT SECURITIES FUND
June 30, 1997 (unaudited)                                       44,256         21.220          939,110           1.25
December 31,
 1996                                                           45,204         20.532          928,142           1.26
 1995                                                           32,402         19.966          646,949           1.27
 1994                                                           31,714         16.840          534,051           1.28
 1993                                                           38,612         17.775          686,329           1.29
 1992                                                           39,596         16.324          646,356           1.34

UTILITY EQUITY FUND
June 30, 1997 (unaudited)                                       50,540         26.547        1,341,665           1.25
December 31,
 1996                                                           54,519         24.816        1,352,938           1.25
 1995                                                           66,198         23.353        1,545,922           1.25
 1994                                                           59,969         17.912        1,074,173           1.27
 1993                                                           66,241         20.406        1,351,721           1.26
 1992                                                           72,790         18.600        1,353,865           1.30

ZERO COUPON FUND - 1995
December 31,
 19958                                                          10,963         18.957          207,834           1.15+
 1994                                                           14,325         17.823          255,331           1.15
 1993                                                           14,511         17.832          258,760           1.11
 1992                                                           14,686         16.719          245,536           1.00

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

5. UNIT VALUES (cont.)

                                                                                                               Ratio of
                                                                                                               Expenses
                                                                Units                                         to Average
                                                             Outstanding     Unit Value      Net Assets       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
ZERO COUPON FUND - 2000
June 30, 1997 (unaudited)                                       14,579        $24.354        $ 355,051           1.15%
December 31,
 1996                                                           14,687         23.880          350,723           1.15
 1995                                                           14,874         23.491          349,422           1.15
 1994                                                           14,594         19.614          286,240           1.15
 1993                                                           15,249         21.191          323,131           1.12
 1992                                                           15,439         18.380          283,774           1.00

ZERO COUPON FUND - 2005
June 30, 1997 (unaudited)                                       11,990         27.367          328,136           1.15
December 31,
 1996                                                           14,331         26.888          385,323           1.15
 1995                                                           12,382         27.229          337,160           1.15
 1994                                                           12,559         20.821          261,513           1.15
 1993                                                           16,042         23.198          372,147           1.12
 1992                                                           17,524         19.121          335,065           1.00

ZERO COUPON FUND - 2010
June 30, 1997 (unaudited)                                       11,896         30.374          361,341           1.15
December 31,
 1996                                                           11,896         29.931          356,054           1.15
 1995                                                            3,735         30.991          115,736           1.15
 1994                                                            3,804         21.866           83,178           1.15
 1993                                                            7,408         24.745          183,310           1.00
 1992                                                            3,968         19.877           78,869           1.00

* For the period ended June 30, 1997 (unaudited) and the year ended December 31, including the effect of the expenses of the underlying funds.
+ Annualized.
1 Period from January 1, 1996 to October 25, 1996 (fund closure).
2 Period from May 1, 1996 (fund commencement) to December 31, 1996.
3 Period from November 8, 1996 (fund commencement) to December 31, 1996.
4 Period from January 27, 1992 (fund commencement) to December 31, 1992.
5 Period from November 1, 1995 (fund commencement) to December 31, 1995.
6 Period from July  1, 1994 (fund commencement) to December 31, 1994.
7 Period from May 1, 1995 (fund commencement) to December 31, 1995.
8 Period from January 1, 1995 to December 15, 1995 (fund closure).